Proposed Public Offering - Additional Information (Detail) - USD ($)		1 Months Ended	6 Months Ended
	Mar. 05, 2026	Dec. 31, 2025	Jun. 30, 2026
Shares issued, price per share	$ 10	$ 10
Gross proceeds			$ 230,000,000
Class of warrant or right, exercise price of warrants or rights		0.5	$ 0.5
Warrants redemption price per share		$ 0.01	$ 0.01
Notice period for warrants redemption		30 days	30 days
Common stock share price per share for warrants redemption		$ 18	$ 18
Period of trading days		20 days	20 days
Trading days specified window for minimum common stock price for warrants redemption		30 days	30 days
Share redemption trigger price		$ 18	$ 18
Common stock redemption exercise price		$ 11.5	$ 11.5
Percentage of gross proceeds from issuance		60.00%	60.00%
Percentage of higher market value of public warrants		115.00%	115.00%
Percentage of higher market value of newly issued price		180.00%	180.00%
Common Stock [Member]
Class of warrant or right, exercise price of warrants or rights		$ 9.2
Public Warrants [Member]
Class of warrant or right, exercise price of warrants or rights		$ 18	$ 18
Units [Member]
Stock issued during period shares	23,000,000	20,000,000
Shares issued, price per share	$ 10	$ 10
Gross proceeds	$ 230,000,000
Over-Allotment Option [Member]
Shares issued, price per share		0.1
Over-Allotment Option [Member] | Warrant [Member]
Class of warrant or right, exercise price of warrants or rights	$ 11.5	$ 11.5
Over-Allotment Option [Member] | Units [Member]
Share-Based Compensation Arrangement	3,000,000	23,000,000